Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Disciplined Value Fund Class A - RLCAX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Disciplined Value Fund Class A - RLCAX | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Value Fund Class A - RLCAX | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Value Fund Class A - RLCAX | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Value Fund Class A - RLCAX | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class A - RLCAX | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class A - RLCAX | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class A - RLCAX | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class A - RLCAX | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class A - RLCAX | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund Class A - RLCAX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Disciplined Value Fund Class A - RLCAX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Disciplined Value Fund Class A - RLCAX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Disciplined Value Fund Class A - RLCAX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Disciplined Value Fund Class A - RLCAX | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Disciplined Value Fund Class A - RLCAX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Disciplined Value Fund Class A - RLCAX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Value Fund Class A - RLCAX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Value Fund Class A - RLCAX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund Class A - RLCAX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Disciplined Value Fund Class A - RLCAX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Value Fund Class A - RLCAX | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Disciplined Value Fund Class A - RLCAX | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Disciplined Value Fund Advisor Class - COLEX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Disciplined Value Fund Advisor Class - COLEX | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Value Fund Advisor Class - COLEX | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Value Fund Advisor Class - COLEX | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Value Fund Advisor Class - COLEX | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Advisor Class - COLEX | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Advisor Class - COLEX | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Advisor Class - COLEX | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Advisor Class - COLEX | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Advisor Class - COLEX | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund Advisor Class - COLEX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Disciplined Value Fund Advisor Class - COLEX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Disciplined Value Fund Advisor Class - COLEX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Disciplined Value Fund Advisor Class - COLEX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Disciplined Value Fund Advisor Class - COLEX | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Disciplined Value Fund Advisor Class - COLEX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Disciplined Value Fund Advisor Class - COLEX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Value Fund Advisor Class - COLEX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Value Fund Advisor Class - COLEX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund Advisor Class - COLEX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Disciplined Value Fund Advisor Class - COLEX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Value Fund Advisor Class - COLEX | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Disciplined Value Fund Advisor Class - COLEX | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Disciplined Value Fund Class C - RDCCX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Disciplined Value Fund Class C - RDCCX | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Value Fund Class C - RDCCX | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Value Fund Class C - RDCCX | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Value Fund Class C - RDCCX | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class C - RDCCX | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class C - RDCCX | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class C - RDCCX | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class C - RDCCX | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Class C - RDCCX | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund Class C - RDCCX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Disciplined Value Fund Class C - RDCCX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Disciplined Value Fund Class C - RDCCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Disciplined Value Fund Class C - RDCCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Disciplined Value Fund Class C - RDCCX | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Disciplined Value Fund Class C - RDCCX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Disciplined Value Fund Class C - RDCCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Value Fund Class C - RDCCX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Value Fund Class C - RDCCX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund Class C - RDCCX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Disciplined Value Fund Class C - RDCCX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Value Fund Class C - RDCCX | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Disciplined Value Fund Class C - RDCCX | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Disciplined Value Fund Institutional Class - CVQZX | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Institutional Class - CVQZX | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Institutional Class - CVQZX | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Institutional Class - CVQZX | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Disciplined Value Fund Institutional Class - CVQZX | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%